UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (99.1%)(a)
		Shares	Value

Aerospace and defense (1.0%)

Airbus Group SE (France)		13,315	$805,306

			805,306
Airlines (1.0%)

Japan Airlines Co., Ltd. (Japan)		27,500	809,572

			809,572
Automobiles (3.6%)

Fiat Chrysler Automobiles NV (Italy)		121,736	772,649

Nissan Motor Co., Ltd. (Japan)		163,600	1,602,067

Yamaha Motor Co., Ltd. (Japan)		30,500	617,390

			2,992,106
Banks (15.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)		83,844	1,780,306

Bank of Ireland (Ireland)(NON)		2,349,066	490,821

Danske Bank A/S (Denmark)		24,538	716,011

DNB ASA (Norway)		37,428	490,170

ING Groep NV GDR (Netherlands)		208,198	2,570,331

Lloyds Banking Group PLC (United Kingdom)		427,479	302,249

Metro Bank PLC (United Kingdom)(NON)(S)		22,241	795,932

Mizuho Financial Group, Inc. (Japan)		393,600	657,624

Natixis SA (France)		105,975	493,926

Permanent TSB Group Holdings PLC (Ireland)(NON)		151,429	349,571

Skandinaviska Enskilda Banken AB (Sweden)		62,928	632,302

Societe Generale SA (France)		31,116	1,075,888

Sumitomo Mitsui Financial Group, Inc. (Japan)		36,700	1,236,898

Swedbank AB Class A (Sweden)		29,923	703,184

Virgin Money Holdings UK PLC (United Kingdom)		166,190	670,347

			12,965,560
Beverages (1.2%)

Anheuser-Busch InBev SA/NV (Belgium)		7,717	1,010,792

			1,010,792
Building products (0.8%)

Compagnie De Saint-Gobain (France)		14,596	630,770

			630,770
Capital markets (1.1%)

Credit Suisse Group AG (Switzerland)		32,609	426,619

UBS Group AG (Switzerland)		38,489	524,148

			950,767
Chemicals (2.2%)

Akzo Nobel NV (Netherlands)		12,827	868,731

LANXESS AG (Germany)		11,590	719,985

Yara International ASA (Norway)		6,456	214,484

			1,803,200
Communications equipment (1.1%)

Nokia OYJ (Finland)		157,838	912,955

			912,955
Construction and engineering (1.9%)

Vinci SA (France)		20,377	1,559,300

			1,559,300
Construction materials (1.5%)

CRH PLC (Ireland)		20,953	700,595

LafargeHolcim, Ltd. (Switzerland)		9,888	534,349

			1,234,944
Diversified financial services (2.0%)

Challenger, Ltd. (Australia)		143,576	1,120,440

Eurazeo SA (France)		9,813	569,250

			1,689,690
Diversified telecommunication services (4.8%)

BCE, Inc. (Canada)		15,500	715,839

Com Hem Holding AB (Sweden)		47,901	442,783

Nippon Telegraph & Telephone Corp. (Japan)		30,300	1,383,813

Spark New Zealand, Ltd. (New Zealand)		364,291	957,943

Telecom Italia SpA RSP (Italy)		764,781	518,906

			4,019,284
Electric utilities (1.3%)

SSE PLC (United Kingdom)		51,301	1,042,622

			1,042,622
Electronic equipment, instruments, and components (0.8%)

Murata Manufacturing Co., Ltd. (Japan)		5,300	691,300

			691,300
Equity real estate investment trusts (REITs) (1.8%)

Hibernia REIT PLC (Ireland)		650,819	1,001,603

Japan Hotel REIT Investment Corp (Japan)		481	382,076

Viva Energy REIT (Australia)(NON)		46,823	86,006

			1,469,685
Food and staples retail (0.9%)

Seven & i Holdings Co., Ltd. (Japan)		15,500	732,527

			732,527
Food products (3.3%)

Barry Callebaut AG (Switzerland)		652	866,425

Kerry Group PLC Class A (Ireland)		13,780	1,147,979

Orkla ASA (Norway)		69,091	713,846

			2,728,250
Hotels, restaurants, and leisure (0.6%)

Dalata Hotel Group PLC (Ireland)(NON)		100,438	462,591

			462,591
Household durables (0.6%)

Panasonic Corp. (Japan)		51,000	510,293

			510,293
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,345	590,595

			590,595
Industrial conglomerates (2.2%)

Siemens AG (Germany)		15,383	1,800,626

			1,800,626
Insurance (7.9%)

Admiral Group PLC (United Kingdom)		13,976	371,176

AIA Group, Ltd. (Hong Kong)		178,800	1,197,980

Allianz SE (Germany)		4,257	631,715

AXA SA (France)		54,185	1,152,853

Chubb, Ltd.		8,565	1,076,192

Prudential PLC (United Kingdom)		77,655	1,375,416

SCOR SE (France)		25,552	794,235

			6,599,567
Media (2.7%)

Liberty Global PLC Ser. C (United Kingdom)(NON)		19,500	644,280

WPP PLC (United Kingdom)		66,594	1,565,768

			2,210,048
Metals and mining (2.2%)

Glencore PLC (United Kingdom)(NON)		167,931	461,773

JFE Holdings, Inc. (Japan)		29,100	424,297

Rio Tinto PLC (United Kingdom)		27,884	930,471

			1,816,541
Multi-utilities (1.5%)

RWE AG (Germany)(NON)		7,098	122,274

Veolia Environnement SA (France)		47,977	1,104,846

			1,227,120
Oil, gas, and consumable fuels (6.6%)

EnCana Corp. (Canada)		72,100	753,452

Royal Dutch Shell PLC Class A (United Kingdom)		60,369	1,503,469

Royal Dutch Shell PLC Class B (United Kingdom)		34,217	885,676

Suncor Energy, Inc. (Canada)		50,500	1,401,890

Total SA (France)		19,582	927,632

			5,472,119
Personal products (1.7%)

Shiseido Co., Ltd. (Japan)		16,600	438,983

Unilever NV ADR (Netherlands)		20,491	945,487

			1,384,470
Pharmaceuticals (10.1%)

Astellas Pharma, Inc. (Japan)		115,700	1,806,877

AstraZeneca PLC (United Kingdom)		21,921	1,421,781

Bayer AG (Germany)		8,820	886,067

Novartis AG (Switzerland)		20,964	1,648,636

Sanofi (France)		34,869	2,649,467

			8,412,828
Real estate management and development (2.1%)

Mitsubishi Estate Co., Ltd. (Japan)		31,000	581,166

Mitsui Fudosan Co., Ltd. (Japan)		33,000	702,659

Sumitomo Realty & Development Co., Ltd. (Japan)		18,000	466,339

			1,750,164
Road and rail (0.6%)

ComfortDelgro Corp., Ltd. (Singapore)		256,400	531,098

			531,098
Software (1.0%)

Nintendo Co., Ltd. (Japan)		3,100	820,279

			820,279
Technology hardware, storage, and peripherals (1.3%)

Lenovo Group, Ltd. (China)		782,000	522,160

Samsung Electronics Co., Ltd. (South Korea)		385	561,117

			1,083,277
Tobacco (3.7%)

Japan Tobacco, Inc. (Japan)		38,400	1,568,834

Philip Morris International, Inc.		15,500	1,506,910

			3,075,744
Trading companies and distributors (3.3%)

ITOCHU Corp. (Japan)		50,500	632,611

Mitsubishi Corp. (Japan)		62,000	1,409,319

Wolseley PLC (United Kingdom)		12,226	690,125

			2,732,055
Transportation infrastructure (1.8%)

Aena SA (Spain)		7,036	1,037,780

Sumitomo Warehouse Co., Ltd. (The) (Japan)		91,000	484,335

			1,522,115
Wireless telecommunication services (2.7%)

KDDI Corp. (Japan)		17,800	547,752

Vodafone Group PLC (United Kingdom)		591,334	1,699,619

			2,247,371

Total common stocks (cost $79,137,399)			$82,297,531

SHORT-TERM INVESTMENTS (2.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)	Shares	757,606	$757,606

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	687,818	687,818

U.S. Treasury Bills 0.294%, 11/25/16(SEGSF)		$59,000	58,986

U.S. Treasury Bills 0.291%, 11/10/16		120,000	119,975

U.S. Treasury Bills 0.158%, 10/20/16(SEGSF)		51,000	50,997

Total short-term investments (cost $1,675,356)			$1,675,382

TOTAL INVESTMENTS

Total investments (cost $80,812,755)(b)			$83,972,913

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $31,388,095) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$2,405,387	$2,344,703	$60,684
	British Pound	Buy	12/21/16	1,353,809	1,391,700	(37,891)
	Hong Kong Dollar	Buy	11/16/16	482,016	482,419	(403)
	New Zealand Dollar	Sell	10/19/16	176,831	169,262	(7,569)
Barclays Bank PLC
	Canadian Dollar	Sell	10/19/16	342,358	347,015	4,657
	Euro	Buy	12/21/16	769,231	763,371	5,860
	Euro	Sell	12/21/16	769,231	769,566	335
	Hong Kong Dollar	Buy	11/16/16	1,157,362	1,157,700	(338)
	Japanese Yen	Sell	11/16/16	454,784	453,128	(1,656)
	Swiss Franc	Buy	12/21/16	1,022,348	1,009,075	13,273
Citibank, N.A.
	British Pound	Buy	12/21/16	1,705,243	1,743,581	(38,338)
	Canadian Dollar	Sell	10/19/16	996,506	1,010,323	13,817
	Danish Krone	Sell	12/21/16	72,390	71,870	(520)
	Euro	Buy	12/21/16	518,720	511,517	7,203
	Japanese Yen	Buy	11/16/16	351,787	349,372	2,415
Credit Suisse International
	Australian Dollar	Buy	10/19/16	709,114	692,978	16,136
	Australian Dollar	Sell	10/19/16	709,114	709,882	768
	Norwegian Krone	Buy	12/21/16	390,235	372,892	17,343
	Swedish Krona	Buy	12/21/16	520,266	519,765	501
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	226,246	226,144	102
	Australian Dollar	Sell	10/19/16	226,246	219,678	(6,568)
	Chinese Yuan (Offshore)	Sell	11/16/16	475,892	477,873	1,981
	Japanese Yen	Buy	11/16/16	590,019	586,124	3,895
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/21/16	633,803	648,461	(14,658)
	Japanese Yen	Sell	11/16/16	272,508	273,693	1,185
	New Zealand Dollar	Sell	10/19/16	703,395	688,272	(15,123)
	Norwegian Krone	Sell	12/21/16	897,048	857,520	(39,528)
	Singapore Dollar	Buy	11/16/16	550,336	552,977	(2,641)
	South Korean Won	Sell	11/16/16	563,672	559,019	(4,653)
	Swedish Krona	Buy	12/21/16	140,740	140,631	109
	Swiss Franc	Sell	12/21/16	1,322,693	1,305,585	(17,108)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	1,048,446	1,008,598	39,848
	British Pound	Buy	12/21/16	434,912	445,099	(10,187)
	Canadian Dollar	Sell	10/19/16	758,128	767,815	9,687
	Israeli Shekel	Buy	10/19/16	627,106	608,915	18,191
	Japanese Yen	Buy	11/16/16	1,641,094	1,637,325	3,769
	Swiss Franc	Sell	12/21/16	194,748	192,199	(2,549)
UBS AG
	Australian Dollar	Buy	10/19/16	212,704	210,224	2,480
	Australian Dollar	Sell	10/19/16	212,704	207,712	(4,992)
	Canadian Dollar	Sell	10/19/16	652,928	661,824	8,896
	Euro	Sell	12/21/16	3,686,061	3,676,045	(10,016)
	Swiss Franc	Buy	12/21/16	377,085	372,306	4,779
WestPac Banking Corp.
	Euro	Buy	12/21/16	97,634	96,908	726
	Euro	Sell	12/21/16	96,957	97,029	72

Total						$23,974

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $83,084,729.
(b)	The aggregate identified cost on a tax basis is $81,000,475, resulting in gross unrealized appreciation and depreciation of $11,622,568 and $8,650,130, respectively, or net unrealized appreciation of $2,972,438.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$941,850	$29,278,507	$29,462,751	$—	$757,606
	Putnam Short Term Investment Fund**	1,223,592	13,110,528	13,646,302	4,850	687,818
	Totals	$2,165,442	$42,389,035	$43,109,053	$4,850	$1,445,424
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $757,606, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $718,079. Certain of these securities were sold prior to the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $102,408 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.2%
	United Kingdom	17.3
	France	14.1
	Germany	5.7
	Netherlands	5.3
	Ireland	5.0
	Switzerland	4.8
	United States	4.2
	Australia	3.6
	Canada	3.5
	Sweden	2.1
	Norway	1.7
	Italy	1.6
	Hong Kong	1.4
	Spain	1.2
	Belgium	1.2
	New Zealand	1.2
	Finland	1.1
	Denmark	0.9
	South Korea	0.7
	Singapore	0.6
	China	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $108,430 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $59,992 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,445,288	$2,729,750	$—
Consumer staples	6,782,034	2,740,344	—
Energy	5,472,119	—	—
Financials	16,212,336	5,993,248	—
Health care	6,605,951	1,806,877	—
Industrials	6,523,907	3,866,935	—
Information technology	912,955	2,594,856	—
Materials	4,430,388	424,297	—
Real estate	1,087,609	2,132,240	—
Telecommunication services	3,377,147	2,889,508	—
Utilities	2,269,742	—	—
Total common stocks	57,119,476	25,178,055	—
Short-term investments	687,818	987,564	—

Totals by level	$57,807,294	$26,165,619	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$23,974	$—

Totals by level	$—	$23,974	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	238,712	214,738

Total	$238,712	$214,738

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$32,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	60,684	24,125	23,435	34,748	5,978	1,294	71,495	16,155	798	238,712

	Total Assets	$60,684	$24,125	$23,435	$34,748	$5,978	$1,294	$71,495	$16,155	$798	$238,712

	Liabilities:
	Forward currency contracts#	45,863	1,994	38,858	—	6,568	93,711	12,736	15,008	—	214,738

	Total Liabilities	$45,863	$1,994	$38,858	$—	$6,568	$93,711	$12,736	$15,008	$—	$214,738

	Total Financial and Derivative Net Assets	$14,821	$22,131	$(15,423)	$34,748	$(590)	$(92,417)	$58,759	$1,147	$798	$23,974
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$(59,992)	$—	$—	$—
	Net amount	$14,821	$22,131	$(15,423)	$34,748	$(590)	$(32,425)	$58,759	$1,147	$798

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016